PROPERTY, PLANT AND EQUIPMENT - Schedule of Asset Acquisitions (Details) - Brookfield Renewable and Institutional Partners $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) MW
67 MW U.S. Distributed Energy and Storage
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	67
Amount recognized in Property, Plant and Equipment | $	$ 92
Brookfield Renewable Economic Interest	20.00%
210 MW U.S. Utility-Scale Solar
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	210
Amount recognized in Property, Plant and Equipment | $	$ 61
Brookfield Renewable Economic Interest	20.00%
201 MW U.S. Wind
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	201
Amount recognized in Property, Plant and Equipment | $	$ 28
Brookfield Renewable Economic Interest	14.00%